Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Estimated Cash Flows For Site Investigation and Redemption Cost
Estimated cash flows for site investigation and remediation costs in the next five years and thereafter are as follows:

2014	$10,111
2015	27,285
2016	17,873
2017	2,128
2018	1,784
Thereafter to 2046	18,548
$77,729

Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Purchased power	$64,626	$46,865	$—	$—	$—	$—	$111,491
Gas delivery, service and supply agreements	42,125	26,364	13,812	9,869	9,476	54,495	156,141
Service agreements	24,130	24,371	28,922	29,639	27,897	498,342	633,301
Capital projects	49,337	2,260	—	—	—	—	51,597
Operating leases	5,125	4,551	3,944	3,733	3,551	85,213	106,117
Total	$185,343	$104,411	$46,678	$43,241	$40,924	$638,050	$1,058,647